Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2025 $ / shares shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 11, 2024 $ / shares	Jul. 29, 2024 $ / shares shares	Jul. 25, 2024 shares
Ordinary shares, par value | (per share)					$ 0.0002	$ 0.0002
Ordinary shares, shares authorized						250,000,000
Common Class A [Member]
Ordinary shares, par value | (per share)	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	225,000,000			225,000,000
Ordinary shares, shares issued	17,859,750			14,927,250
Ordinary shares, shares outstanding	17,859,750			14,927,250			14,927,250
Common Class B [Member]
Ordinary shares, par value | (per share)	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	25,000,000			25,000,000
Ordinary shares, shares issued	2,572,750			2,572,750
Ordinary shares, shares outstanding	2,572,750			2,572,750			2,572,750